DISPOSAL OF A SUBSIDIARY (Tables)	12 Months Ended
Dec. 31, 2024
DISPOSAL OF A SUBSIDIARY
Schedule of net assets at the date of disposal	The disposal was completed on October 31, 2023, on which date control of JAPAN HAI Co., Ltd passed to the acquirer.

The net assets of JAPAN HAI Co., Ltd, at the date of disposal were as follows:

2023
USD’000
Non-current assets
Property, plant and equipment	13,840
Intangible assets	9
Deposit	29
Current assets
Trade and other receivables and prepayments	4,681
Current liabilities
Trade payables	(3)
Other payables	(562)
Net assets disposed off	17,994
Consideration received and net cash inflow arising on disposal
Cash	17,389
Loss on disposal
Consideration received	17,389
Net assets derecognized	(17,994)
Loss on disposal	605